PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.2%
Brazil : 3.6%
190,908
Ambev SA
$ 460,125
0.1
27,408
(1)
Atacadao SA
46,588
0.0
237,674  B3 SA - Brasil Bolsa
Balcao
468,568
0.1
58,336
Banco Bradesco SA
140,601
0.1
49,571
Banco BTG Pactual SA
304,649
0.1
71,104
Banco do Brasil SA
356,062
0.1
28,128  BB Seguridade
Participacoes SA
184,432
0.1
20,800
(1)
BRF SA
90,528
0.0
7,900  Caixa Seguridade
Participacoes S/A
21,143
0.0
42,977
CCR SA
96,640
0.0
50,468  Centrais Eletricas
Brasileiras SA
364,079
0.1
18,546  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
307,279
0.1
28,901  Cia Siderurgica Nacional
SA
68,543
0.0
52,910
Cosan SA
127,232
0.0
8,602
CPFL Energia SA
53,765
0.0
26,500
(1)
Embraer SA
234,515
0.1
11,458
Energisa S/A
94,689
0.0
8,360
Engie Brasil Energia SA
65,266
0.0
45,569
Equatorial Energia SA
272,358
0.1
3,001
(1)
Equatorial Energia SA
17,936
0.0
206,747
(1)(2)
Hapvida Participacoes e
Investimentos S/A
152,564
0.1
16,528
Hypera SA
79,793
0.0
7,792
Inter & Co., Inc. - Class A
51,895
0.0
32,293
JBS S/A
187,379
0.1
36,087
Klabin SA
139,904
0.1
38,880
Localiza Rent a Car SA
294,399
0.1
38,567
Natura & Co. Holding SA
99,467
0.0
119,492
(1)
NU Holdings Ltd./Cayman
Islands - Class A
1,631,066
0.5
5,842
(1)
Pagseguro Digital Ltd. -
Class A
50,300
0.0
155,085
Petroleo Brasileiro SA
1,118,222
0.3
34,334
PRIO SA/Brazil
273,591
0.1
54,561
Raia Drogasil SA
256,695
0.1
24,460
(2)
Rede D'Or Sao Luiz SA
139,458
0.0
54,194
Rumo SA
199,757
0.1
57,639
(1)
Sendas Distribuidora S/A
79,459
0.0
8,104
(1)
StoneCo Ltd. - Class A
91,251
0.0
33,264
Suzano SA
332,048
0.1
17,337
Telefonica Brasil SA
178,917
0.1
36,563
TIM SA/Brazil
126,045
0.0
23,048
Totvs SA
121,254
0.0
31,620
Ultrapar Participacoes SA
123,515
0.0
141,833
Vale SA - Foreign
1,657,673
0.5
43,352
Vibra Energia SA
185,657
0.1
70,403
WEG SA
705,878
0.2
12,851
XP, Inc. - Class A
230,547
0.1
12,281,732
3.6
Chile : 0.3%
1,904,946
Banco de Chile
242,964
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Chile (continued)
3,177  Banco de Credito e
Inversiones SA
$ 98,882
0.0
2,818,442
Banco Santander Chile
146,516
0.1
53,696
Cencosud SA
108,371
0.0
46,383
Empresas CMPC SA
80,666
0.0
16,264
Empresas Copec SA
108,873
0.0
796,161
Enel Americas SA
81,263
0.0
1,210,646
Enel Chile SA
66,637
0.0
36,328
(1)
Falabella SA
134,518
0.1
6,311,209
Latam Airlines Group SA
81,197
0.0
1,149,887
0.3
China : 24.5%
32,500  AAC Technologies
Holdings, Inc.
132,500
0.1
1,710  Advanced Micro-
Fabrication Equipment,
Inc. China - Class A
39,757
0.0
9,200  AECC Aviation Power Co.
Ltd. - Class A
53,799
0.0
247,800  Agricultural Bank of China
Ltd. - Class A
168,742
0.1
1,106,000  Agricultural Bank of China
Ltd. - Class H
516,029
0.2
24,591  Aier Eye Hospital Group
Co. Ltd. - Class A
55,067
0.0
23,000
(1)(2)
Akeso, Inc.
201,694
0.1
626,000  Alibaba Group Holding
Ltd.
8,318,779
2.5
66,500  Aluminum Corp. of China
Ltd. - Class A
82,952
0.0
144,000  Aluminum Corp. of China
Ltd. - Class H
112,996
0.0
17,000  Anhui Conch Cement Co.
Ltd. - Class A
62,852
0.0
45,500  Anhui Conch Cement Co.
Ltd. - Class H
132,676
0.1
5,743  Anhui Gujing Distillery Co.
Ltd. - Class B
91,661
0.0
9,000  Anhui Jianghuai
Automobile Group Corp.
Ltd. - Class A
31,793
0.0
53,600
ANTA Sports Products Ltd.
634,509
0.2
3,034
Autohome, Inc., ADR
98,969
0.0
5,900  Avary Holding Shenzhen
Co. Ltd. - Class A
29,788
0.0
129,000
(3)
AviChina Industry &
Technology Co. Ltd. -
Class H
62,711
0.0
94,450
(1)
Baidu, Inc. - Class A
1,241,792
0.4
65,600  Bank of Beijing Co. Ltd. -
Class A
54,365
0.0
13,600  Bank of Chengdu Co. Ltd.
- Class A
30,354
0.0
100,000  Bank of China Ltd. - Class
A
70,899
0.0
3,285,000  Bank of China Ltd. - Class
H
1,534,094
0.5
124,200  Bank of Communications
Co. Ltd. - Class A
130,059
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
325,000  Bank of Communications
Co. Ltd. - Class H
$ 247,201
0.1
20,300  Bank of Hangzhou Co.
Ltd. - Class A
40,476
0.0
59,500  Bank of Jiangsu Co. Ltd. -
Class A
70,779
0.0
31,700  Bank of Nanjing Co. Ltd. -
Class A
49,308
0.0
19,800  Bank of Ningbo Co. Ltd. -
Class A
71,704
0.0
45,500  Bank of Shanghai Co. Ltd.
- Class A
50,955
0.0
66,800  Baoshan Iron & Steel Co.
Ltd. - Class A
65,717
0.0
1,323  Beijing Kingsoft Office
Software, Inc. - Class A
49,677
0.0
700  Beijing Roborock
Technology Co. Ltd. -
Class A
27,522
0.0
5,200  Beijing Tongrentang Co.
Ltd. - Class A
30,978
0.0
3,920  Beijing Wantai Biological
Pharmacy Enterprise Co.
Ltd. - Class A
45,510
0.0
141,700  Beijing-Shanghai High
Speed Railway Co. Ltd. -
Class A
121,301
0.1
9,660
(1)
Bilibili, Inc. - Class Z
222,183
0.1
142,900  BOE Technology Group
Co. Ltd. - Class A
90,423
0.0
6,100
BYD Co. Ltd. - Class A
263,214
0.1
42,000
BYD Co. Ltd. - Class H
1,498,475
0.5
34,500  BYD Electronic
International Co. Ltd.
142,693
0.1
1,145
(1)
Cambricon Technologies
Corp. Ltd. - Class A
47,061
0.0
525,000
(2)
CGN Power Co. Ltd. -
Class H
201,663
0.1
7,800  Chaozhou Three-Circle
Group Co. Ltd. - Class A
41,091
0.0
375,000  China CITIC Bank Corp.
Ltd. - Class H
238,062
0.1
90,000  China Coal Energy Co.
Ltd. - Class H
111,460
0.0
88,000  China Communications
Services Corp. Ltd. - Class
H
47,242
0.0
35,100  China Construction Bank
Corp. - Class A
39,477
0.0
3,944,000  China Construction Bank
Corp. - Class H
2,941,042
0.9
14,300  China CSSC Holdings Ltd.
- Class A
84,786
0.0
76,200
(1)
China Eastern Airlines
Corp. Ltd. - Class A
44,652
0.0
125,500  China Energy Engineering
Corp. Ltd. - Class A
42,834
0.0
155,200  China Everbright Bank Co.
Ltd. - Class A
79,178
0.0
157,000
(2)
China Feihe Ltd.
117,847
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
220,000  China Galaxy Securities
Co. Ltd. - Class H
$ 203,344
0.1
107,000  China Hongqiao Group
Ltd.
175,524
0.1
8,400  China International Capital
Corp. Ltd. - Class A
45,596
0.0
60,800
(2)
China International Capital
Corp. Ltd. - Class H
106,943
0.0
8,300  China Life Insurance Co.
Ltd. - Class A
51,552
0.0
310,000  China Life Insurance Co.
Ltd. - Class H
610,543
0.2
17,000
(1)(2)
China Literature Ltd.
69,726
0.0
144,000  China Longyuan Power
Group Corp. Ltd. - Class H
129,048
0.1
134,000  China Mengniu Dairy Co.
Ltd.
314,317
0.1
57,600  China Merchants Bank Co.
Ltd. - Class A
304,360
0.1
158,000  China Merchants Bank Co.
Ltd. - Class H
765,647
0.2
27,200  China Merchants Energy
Shipping Co. Ltd. - Class A
30,980
0.0
25,000  China Merchants
Securities Co. Ltd. - Class
A
68,574
0.0
26,300  China Merchants Shekou
Industrial Zone Holdings
Co. Ltd. - Class A
45,380
0.0
111,112  China Minsheng Banking
Corp. Ltd. - Class A
63,368
0.0
242,500  China Minsheng Banking
Corp. Ltd. - Class H
98,279
0.0
176,000
(3)
China National Building
Material Co. Ltd. - Class H
76,397
0.0
60,600  China National Nuclear
Power Co. Ltd. - Class A
95,904
0.0
13,300  China Northern Rare Earth
Group High-Tech Co. Ltd.
- Class A
38,863
0.0
82,000  China Oilfield Services
Ltd. - Class H
75,226
0.0
21,000  China Pacific Insurance
Group Co. Ltd. - Class A
115,425
0.0
106,800  China Pacific Insurance
Group Co. Ltd. - Class H
378,187
0.1
101,000  China Petroleum &
Chemical Corp. - Class A
99,526
0.0
994,000  China Petroleum &
Chemical Corp. - Class H
611,205
0.2
67,200  China Railway Group Ltd.
- Class A
62,436
0.0
159,000  China Railway Group Ltd.
- Class H
82,368
0.0
31,800
(2)
China Resources Mixc
Lifestyle Services Ltd.
139,849
0.1
61,500
(2)
China Resources
Pharmaceutical Group Ltd.
47,288
0.0
19,500  China Shenhua Energy
Co. Ltd. - Class A
120,172
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
139,000  China Shenhua Energy
Co. Ltd. - Class H
$ 619,070
0.2
53,300
(1)
China Southern Airlines
Co. Ltd. - Class A
49,316
0.0
119,500  China State Construction
Engineering Corp. Ltd. -
Class A
104,255
0.0
98,300  China Three Gorges
Renewables Group Co.
Ltd. - Class A
67,586
0.0
6,800  China Tourism Group Duty
Free Corp. Ltd. - Class A
73,638
0.0
1,878,000
(2)
China Tower Corp. Ltd. -
Class H
246,762
0.1
92,600  China United Network
Communications Ltd. -
Class A
70,308
0.0
36,900
(1)
China Vanke Co. Ltd. -
Class A
50,288
0.0
86,600
(1)
China Vanke Co. Ltd. -
Class H
81,539
0.0
65,300  China Yangtze Power Co.
Ltd. - Class A
279,680
0.1
25,800  Chongqing Changan
Automobile Co. Ltd. -
Class A
54,061
0.0
7,350  Chongqing Zhifei
Biological Products Co.
Ltd. - Class A
34,652
0.0
238,000
CITIC Ltd.
276,653
0.1
40,800  CITIC Securities Co. Ltd.
- Class A
156,026
0.1
58,500  CITIC Securities Co. Ltd.
- Class H
152,233
0.1
73,000  CMOC Group Ltd. - Class
A
89,060
0.0
141,000  CMOC Group Ltd. - Class
H
136,117
0.1
11,580  Contemporary Amperex
Technology Co. Ltd. -
Class A
406,968
0.1
12,400  COSCO SHIPPING
Energy Transportation Co.
Ltd. - Class A
27,796
0.0
50,000
(3)
COSCO SHIPPING
Energy Transportation Co.
Ltd. - Class H
60,542
0.0
51,200  COSCO SHIPPING
Holdings Co. Ltd. - Class A
113,567
0.0
107,500  COSCO SHIPPING
Holdings Co. Ltd. - Class
H
179,626
0.1
559,000
(1)(4)
Country Garden Holdings
Co. Ltd.
34,875
0.0
82,400
CRRC Corp. Ltd. - Class A
95,164
0.0
170,000
CRRC Corp. Ltd. - Class H
110,649
0.0
13,300  CSC Financial Co. Ltd. -
Class A
50,178
0.0
370,000  CSPC Pharmaceutical
Group Ltd.
283,352
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
46,300  Daqin Railway Co. Ltd. -
Class A
$ 45,071
0.0
48,640  East Money Information
Co. Ltd. - Class A
138,553
0.1
33,500
ENN Energy Holdings Ltd.
251,658
0.1
2,000  Eoptolink Technology, Inc.
Ltd. - Class A
37,133
0.0
6,900  Eve Energy Co. Ltd. -
Class A
47,411
0.0
11,600  Everbright Securities Co.
Ltd. - Class A
31,455
0.0
44,300  Focus Media Information
Technology Co. Ltd. -
Class A
44,234
0.0
13,620  Foshan Haitian Flavouring
& Food Co. Ltd. - Class A
92,206
0.0
105,000
Fosun International Ltd.
66,836
0.0
33,600  Founder Securities Co.
Ltd. - Class A
44,345
0.0
34,900  Foxconn Industrial Internet
Co. Ltd. - Class A
124,344
0.1
7,200  Fuyao Glass Industry
Group Co. Ltd. - Class A
59,725
0.0
24,800
(2)
Fuyao Glass Industry
Group Co. Ltd. - Class H
166,687
0.1
6,400  Ganfeng Lithium Group
Co. Ltd. - Class A
31,012
0.0
54,400  GD Power Development
Co. Ltd. - Class A
42,213
0.0
50,000
(1)
Genscript Biotech Corp.
88,571
0.0
9,600
(2)
Giant Biogene Holding
Co. Ltd.
62,111
0.0
2,300
(1)
GigaDevice
Semiconductor, Inc. -
Class A
28,765
0.0
12,000
GoerTek, Inc. - Class A
38,560
0.0
100,000  Great Wall Motor Co. Ltd.
- Class H
183,667
0.1
7,700  Gree Electric Appliances,
Inc. of Zhuhai - Class A
52,181
0.0
5,600  Guangdong Haid Group
Co. Ltd. - Class A
38,055
0.0
130,000
(3)
Guangzhou Automobile
Group Co. Ltd. - Class H
50,605
0.0
27,600  Guosen Securities Co. Ltd.
- Class A
46,263
0.0
29,800
(4)
Guotai Junan Securities
Co. Ltd. - Class A
62,436
0.0
8,726
H World Group Ltd., ADR
324,607
0.1
71,000
(2)(3)
Haidilao International
Holding Ltd.
169,921
0.1
22,800  Haier Smart Home Co.
Ltd. - Class A
103,061
0.0
96,200  Haier Smart Home Co.
Ltd. - Class H
376,821
0.1
30,000  Haitian International
Holdings Ltd.
95,731
0.0
41,700
(4)
Haitong Securities Co. Ltd.
- Class A
52,124
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
9,800
(1)
Hangzhou Silan
Microelectronics Co. Ltd.
- Class A
$ 31,329
0.0
52,000
(2)
Hansoh Pharmaceutical
Group Co. Ltd.
138,818
0.1
12,100  Henan Shuanghui
Investment & Development
Co. Ltd. - Class A
46,485
0.0
29,000  Hengan International
Group Co. Ltd.
99,042
0.0
22,700  Hengli Petrochemical Co.
Ltd. - Class A
50,382
0.0
9,000  Hisense Home Appliances
Group Co. Ltd. - Class H
33,147
0.0
1,800  Hithink RoyalFlush
Information Network Co.
Ltd. - Class A
48,674
0.0
25,000
(2)
Hua Hong Semiconductor
Ltd.
66,659
0.0
6,400  Huadong Medicine Co.
Ltd. - Class A
31,596
0.0
12,500  Huaibei Mining Holdings
Co. Ltd. - Class A
31,912
0.0
31,300  Huaneng Power
International, Inc. - Class A
34,182
0.0
170,000  Huaneng Power
International, Inc. - Class
H
103,804
0.0
26,000  Huatai Securities Co. Ltd.
- Class A
64,392
0.0
50,800
(2)
Huatai Securities Co. Ltd.
- Class H
81,194
0.0
47,800  Huaxia Bank Co. Ltd. -
Class A
50,443
0.0
2,100  Huizhou Desay Sv
Automotive Co. Ltd. -
Class A
35,371
0.0
6,527  Hygon Information
Technology Co. Ltd. -
Class A
95,445
0.0
5,200  IEIT Systems Co. Ltd. -
Class A
30,493
0.0
6,400
Iflytek Co. Ltd. - Class A
40,372
0.0
177,800  Industrial & Commercial
Bank of China Ltd. - Class
A
155,669
0.1
2,762,000  Industrial & Commercial
Bank of China Ltd. - Class
H
1,627,557
0.5
56,900  Industrial Bank Co. Ltd. -
Class A
155,022
0.1
175,700
(1)
Inner Mongolia BaoTou
Steel Union Co. Ltd. -
Class A
42,999
0.0
18,800  Inner Mongolia Yili
Industrial Group Co. Ltd. -
Class A
77,275
0.0
48,800  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
104,094
0.0
51,500
(1)(2)(3)
Innovent Biologics, Inc.
308,866
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
20,063
(1)
iQIYI, Inc., ADR
$ 57,380
0.0
6,700  JCET Group Co. Ltd. -
Class A
33,499
0.0
47,900
(1)(2)(3)
JD Health International,
Inc.
209,134
0.1
88,800
(1)(2)
JD Logistics, Inc.
156,334
0.1
97,750
JD.com, Inc. - Class A
1,960,657
0.6
20,600  Jiangsu Eastern
Shenghong Co. Ltd. -
Class A
27,036
0.0
50,000  Jiangsu Expressway Co.
Ltd. - Class H
50,511
0.0
4,600  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
41,026
0.0
18,500  Jiangsu Hengrui
Pharmaceuticals Co. Ltd.
- Class A
136,203
0.1
4,200  Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd. -
Class A
58,750
0.0
59,000  Jiangxi Copper Co. Ltd. -
Class H
118,530
0.1
22,352  Jinko Solar Co. Ltd. -
Class A
27,971
0.0
10,289
Kanzhun Ltd., ADR
178,617
0.1
27,259
KE Holdings, Inc., ADR
542,727
0.2
125,000
(1)
Kingdee International
Software Group Co. Ltd.
140,969
0.1
41,400
Kingsoft Corp. Ltd.
155,149
0.1
98,500
(1)(2)
Kuaishou Technology
676,820
0.2
3,200  Kweichow Moutai Co. Ltd.
- Class A
784,149
0.2
340,000
Lenovo Group Ltd.
455,782
0.1
21,300  Lens Technology Co. Ltd.
- Class A
61,743
0.0
50,900
(1)
Li Auto, Inc. - Class A
654,520
0.2
99,500
Li Ning Co. Ltd.
244,625
0.1
84,000
(2)
Longfor Group Holdings
Ltd.
158,285
0.1
21,200  LONGi Green Energy
Technology Co. Ltd. -
Class A
52,554
0.0
20,600  Luxshare Precision
Industry Co. Ltd. - Class A
126,475
0.1
4,143  Luzhou Laojiao Co. Ltd. -
Class A
86,820
0.0
205,300
(1)(2)
Meituan - Class B
4,359,625
1.3
60,400  Metallurgical Corp. of
China Ltd. - Class A
28,491
0.0
9,800  Midea Group Co. Ltd. -
Class A
105,599
0.0
16,000
(3)
MINISO Group Holding
Ltd.
71,280
0.0
145,600
(1)
MMG Ltd.
50,566
0.0
3,815  Montage Technology Co.
Ltd. - Class A
36,096
0.0
15,900
(1)
Muyuan Foods Co. Ltd. -
Class A
103,919
0.0
24,100  NARI Technology Co. Ltd.
- Class A
93,983
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,600  NAURA Technology Group
Co. Ltd. - Class A
$ 83,094
0.0
79,900
NetEase, Inc.
1,492,510
0.5
8,000  New China Life Insurance
Co. Ltd. - Class A
51,958
0.0
29,600  New China Life Insurance
Co. Ltd. - Class H
91,448
0.0
62,400  New Oriental Education &
Technology Group, Inc.
476,216
0.2
6,700  Ningbo Sanxing Medical
Electric Co. Ltd. - Class A
33,318
0.0
5,945  Ningbo Tuopu Group Co.
Ltd. - Class A
38,534
0.0
26,000  Ningxia Baofeng Energy
Group Co. Ltd. - Class A
63,961
0.0
57,000
(1)
NIO, Inc. - Class A
384,076
0.1
84,600
(2)
Nongfu Spring Co. Ltd. -
Class H
364,377
0.1
28,300  Orient Securities Co. Ltd./
China - Class A
44,384
0.0
441,000  People's Insurance Co.
Group of China Ltd. -
Class H
208,941
0.1
62,100  PetroChina Co. Ltd. -
Class A
79,674
0.0
876,000  PetroChina Co. Ltd. -
Class H
706,645
0.2
290,000  PICC Property & Casualty
Co. Ltd. - Class H
429,277
0.1
57,500  Ping An Bank Co. Ltd. -
Class A
99,059
0.0
32,600  Ping An Insurance Group
Co. of China Ltd. - Class A
262,368
0.1
271,000  Ping An Insurance Group
Co. of China Ltd. - Class H
1,701,753
0.5
31,500  Poly Developments and
Holdings Group Co. Ltd. -
Class A
48,507
0.0
22,000
(2)
Pop Mart International
Group Ltd.
148,655
0.1
87,100  Postal Savings Bank of
China Co. Ltd. - Class A
64,875
0.0
316,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
186,765
0.1
52,800  Power Construction Corp.
of China Ltd. - Class A
42,077
0.0
5,063
Qifu Technology, Inc., ADR
150,928
0.1
18,900
(1)
Qinghai Salt Lake Industry
Co. Ltd. - Class A
49,588
0.0
34,200  Rongsheng Petrochemical
Co. Ltd. - Class A
50,081
0.0
26,400  SAIC Motor Corp. Ltd. -
Class A
54,707
0.0
19,000  Sanan Optoelectronics Co.
Ltd. - Class A
33,496
0.0
28,100  Sany Heavy Industry Co.
Ltd. - Class A
74,951
0.0
11,900  Satellite Chemical Co. Ltd.
- Class A
31,380
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
22,100  SDIC Power Holdings Co.
Ltd. - Class A
$ 53,391
0.0
4,200
(1)
Seres Group Co. Ltd. -
Class A
53,553
0.0
14,500  SF Holding Co. Ltd. -
Class A
91,801
0.0
27,500  Shaanxi Coal Industry Co.
Ltd. - Class A
106,916
0.0
16,900  Shandong Gold Mining
Co. Ltd. - Class A
70,364
0.0
23,000
(2)
Shandong Gold Mining
Co. Ltd. - Class H
51,315
0.0
7,500  Shandong Hualu
Hengsheng Chemical Co.
Ltd. - Class A
27,762
0.0
111,200  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
80,391
0.0
6,168  Shanghai Baosight
Software Co. Ltd. - Class A
28,837
0.0
37,925  Shanghai Baosight
Software Co. Ltd. - Class
B
64,765
0.0
48,400
(1)
Shanghai Electric Group
Co. Ltd. - Class A
31,028
0.0
10,100  Shanghai Fosun
Pharmaceutical Group Co.
Ltd. - Class A
39,697
0.0
38,900  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
63,028
0.0
82,000  Shanghai Pudong
Development Bank Co.
Ltd. - Class A
117,029
0.1
25,600  Shanghai RAAS Blood
Products Co. Ltd. - Class A
28,665
0.0
2,420  Shanghai United Imaging
Healthcare Co. Ltd. -
Class A
43,812
0.0
3,400  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
104,412
0.0
8,800  Shengyi Technology Co.
Ltd. - Class A
26,035
0.0
75,200  Shenwan Hongyuan
Group Co. Ltd. - Class A
60,816
0.0
5,100  Shenzhen Inovance
Technology Co. Ltd. -
Class A
44,943
0.0
3,300  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
136,083
0.1
2,800  Shenzhen New Industries
Biomedical Engineering
Co. Ltd. - Class A
32,572
0.0
3,334  Shenzhen Transsion
Holdings Co. Ltd. - Class A
51,275
0.0
35,100  Shenzhou International
Group Holdings Ltd.
310,739
0.1
15,800  Sichuan Chuantou Energy
Co. Ltd. - Class A
42,450
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
14,000
Silergy Corp.
$ 206,178
0.1
57,200  Sinopharm Group Co. Ltd.
- Class H
150,908
0.1
29,000
Sinotruk Hong Kong Ltd.
87,106
0.0
86,000
(2)(3)
Smoore International
Holdings Ltd.
141,322
0.1
5,600  Sungrow Power Supply
Co. Ltd. - Class A
78,351
0.0
30,400  Sunny Optical Technology
Group Co. Ltd.
219,956
0.1
18,170
(1)
TAL Education Group,
ADR
215,133
0.1
17,530
TBEA Co. Ltd. - Class A
36,400
0.0
69,040  TCL Technology Group
Corp. - Class A
44,710
0.0
269,000
Tencent Holdings Ltd.
14,957,716
4.4
31,827  Tencent Music
Entertainment Group, ADR
383,515
0.1
86,000  Tingyi Cayman Islands
Holding Corp.
123,381
0.1
54,800  Tongcheng Travel
Holdings Ltd.
137,612
0.1
14,000
Tongwei Co. Ltd. - Class A
45,086
0.0
77,000
(2)
Topsports International
Holdings Ltd.
33,538
0.0
42,000  TravelSky Technology Ltd.
- Class H
61,685
0.0
23,000
(1)
Trip.com Group Ltd.
1,383,876
0.4
26,000  Tsingtao Brewery Co. Ltd.
- Class H
201,552
0.1
8,900  Unisplendour Corp. Ltd. -
Class A
30,356
0.0
14,881  Vipshop Holdings Ltd.,
ADR
234,078
0.1
9,600  Wanhua Chemical Group
Co. Ltd. - Class A
123,334
0.1
26,700  Weichai Power Co. Ltd. -
Class A
59,880
0.0
76,000  Weichai Power Co. Ltd. -
Class H
138,908
0.1
20,300  Wens Foodstuffs Group
Co. Ltd. - Class A
57,919
0.0
3,900  Will Semiconductor Co.
Ltd. Shanghai - Class A
59,007
0.0
10,400  Wuliangye Yibin Co. Ltd. -
Class A
237,959
0.1
6,100  WUS Printed Circuit
Kunshan Co. Ltd. - Class A
35,064
0.0
8,092  WuXi AppTec Co. Ltd. -
Class A
59,544
0.0
13,400
(2)(3)
WuXi AppTec Co. Ltd. -
Class H
92,601
0.0
150,000
(1)(2)
Wuxi Biologics Cayman,
Inc.
331,628
0.1
42,900  XCMG Construction
Machinery Co. Ltd. - Class
A
47,191
0.0
641,400
(1)(2)
Xiaomi Corp. - Class B
1,806,628
0.5
212,000
Xinyi Solar Holdings Ltd.
112,592
0.0
49,100
(1)
XPeng, Inc. - Class A
302,980
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
54,000
(2)(3)
Yadea Group Holdings Ltd.
$ 95,289
0.0
16,445  Yankuang Energy Group
Co. Ltd. - Class A
38,985
0.0
135,200  Yankuang Energy Group
Co. Ltd. - Class H
190,325
0.1
11,400  YTO Express Group Co.
Ltd. - Class A
28,785
0.0
16,315
Yum China Holdings, Inc.
734,501
0.2
6,900  Yunnan Baiyao Group Co.
Ltd. - Class A
59,562
0.0
7,800  Yunnan Yuntianhua Co.
Ltd. - Class A
24,964
0.0
1,800  Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd. -
Class A
65,727
0.0
63,500  Zhaojin Mining Industry
Co. Ltd. - Class H
111,614
0.0
70,600  Zhejiang Expressway Co.
Ltd. - Class H
49,168
0.0
11,600  Zhejiang Juhua Co. Ltd. -
Class A
36,401
0.0
22,900
(1)(2)
Zhejiang Leapmotor
Technology Co. Ltd.
96,531
0.0
11,800  Zhejiang NHU Co. Ltd. -
Class A
37,636
0.0
36,600  Zhejiang Zheneng Electric
Power Co. Ltd. - Class A
34,925
0.0
3,220  Zhongji Innolight Co. Ltd.
- Class A
71,130
0.0
21,500  Zhongjin Gold Corp. Ltd. -
Class A
46,163
0.0
36,000  Zhongsheng Group
Holdings Ltd.
65,346
0.0
24,700  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
96,750
0.0
70,100  Zijin Mining Group Co. Ltd.
- Class A
178,156
0.1
214,000  Zijin Mining Group Co. Ltd.
- Class H
477,787
0.2
26,200  Zoomlion Heavy Industry
Science and Technology
Co. Ltd. - Class A
28,141
0.0
16,200
ZTE Corp. - Class A
71,317
0.0
26,600
ZTE Corp. - Class H
68,163
0.0
17,900  ZTO Express Cayman,
Inc.
451,078
0.1
83,276,165
24.5
Colombia : 0.0%
10,801  Bancolombia SA -
Preference Shares
93,063
0.0
18,801  Interconexion Electrica
SA ESP
76,348
0.0
169,411
0.0
Czechia : 0.1%
6,722
CEZ AS
261,316
0.1
3,132
Komercni Banka AS
110,414
0.0
14,909
(2)
Moneta Money Bank AS
73,196
0.0
444,926
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Egypt : 0.1%
94,287  Commercial International
Bank Egypt SAE
$ 165,022
0.1
51,212
Eastern Co. SAE
27,579
0.0
31,582
Talaat Moustafa Group
41,669
0.0
234,270
0.1
Greece : 0.5%
94,701  Alpha Services and
Holdings SA
164,447
0.1
108,796  Eurobank Ergasias
Services and Holdings SA
249,189
0.1
7,827  Hellenic
Telecommunications
Organization SA
135,059
0.0
4,987
Jumbo SA
142,838
0.0
4,224
Mytilineos SA
166,081
0.1
33,048  National Bank of Greece
SA
282,514
0.1
6,755
OPAP SA
120,009
0.0
44,608  Piraeus Financial Holdings
SA
189,910
0.1
8,917
Public Power Corp. SA
119,522
0.0
1,569,569
0.5
Hong Kong : 1.2%
242,000
(1)(3)
Alibaba Health Information
Technology Ltd.
162,739
0.1
22,000  Beijing Enterprises
Holdings Ltd.
78,236
0.0
156,000  Beijing Enterprises Water
Group Ltd.
48,421
0.0
166,000  Bosideng International
Holdings Ltd.
94,426
0.0
29,000
(3)
C&D International
Investment Group Ltd.
62,316
0.0
118,400
China Gas Holdings Ltd.
109,346
0.0
54,810  China Merchants Port
Holdings Co. Ltd.
86,848
0.0
158,000  China Overseas Land &
Investment Ltd.
316,513
0.1
205,000  China Power International
Development Ltd.
97,320
0.0
69,500  China Resources Beer
Holdings Co. Ltd.
297,582
0.1
40,300  China Resources Gas
Group Ltd.
161,296
0.1
133,500  China Resources Land
Ltd.
480,241
0.2
82,000  China Resources Power
Holdings Co. Ltd.
221,053
0.1
268,000
(1)(3)
China Ruyi Holdings Ltd.
77,418
0.0
88,000  China State Construction
International Holdings Ltd.
136,589
0.0
63,000  China Taiping Insurance
Holdings Co. Ltd.
100,202
0.0
86,600  Chow Tai Fook Jewellery
Group Ltd.
96,027
0.0
80,000
Far East Horizon Ltd.
58,555
0.0
914,000
(1)
GCL Technology Holdings
Ltd.
163,121
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
260,000  Geely Automobile Holdings
Ltd.
$ 398,840
0.1
130,000  Guangdong Investment
Ltd.
86,837
0.0
170,000
Kunlun Energy Co. Ltd.
174,687
0.1
5,500  Orient Overseas
International Ltd.
77,403
0.0
451,000  Sino Biopharmaceutical
Ltd.
212,776
0.1
206,000  Want Want China Holdings
Ltd.
141,505
0.1
3,940,297
1.2
Hungary : 0.2%
17,742  MOL Hungarian Oil & Gas
PLC
132,713
0.0
9,066
OTP Bank Nyrt
474,200
0.1
5,801
Richter Gedeon Nyrt
178,622
0.1
785,535
0.2
India : 19.5%
2,281
ABB India Ltd.
219,220
0.1
6,219
Adani Enterprises Ltd.
232,439
0.1
13,350
(1)
Adani Green Energy Ltd.
302,758
0.1
22,176  Adani Ports & Special
Economic Zone Ltd.
382,935
0.1
32,636
(1)
Adani Power Ltd.
255,394
0.1
25,390
Ambuja Cements Ltd.
191,472
0.1
7,127
APL Apollo Tubes Ltd.
134,532
0.0
4,263  Apollo Hospitals Enterprise
Ltd.
366,381
0.1
63,323
Ashok Leyland Ltd.
177,682
0.1
16,049
Asian Paints Ltd.
638,061
0.2
5,905
Astral Ltd.
140,302
0.0
10,642
(2)
AU Small Finance Bank
Ltd.
93,827
0.0
11,451
Aurobindo Pharma Ltd.
199,475
0.1
6,760
(1)(2)
Avenue Supermarts Ltd.
411,057
0.1
94,432
Axis Bank Ltd.
1,388,335
0.4
2,893
Bajaj Auto Ltd.
425,912
0.1
11,412
Bajaj Finance Ltd.
1,048,511
0.3
15,926
Bajaj Finserv Ltd.
375,101
0.1
1,103  Bajaj Holdings &
Investment Ltd.
138,249
0.0
3,338
Balkrishna Industries Ltd.
121,473
0.0
44,778
Bank of Baroda
132,367
0.0
157,301
Bharat Electronics Ltd.
535,961
0.2
11,115
Bharat Forge Ltd.
200,813
0.1
39,835  Bharat Heavy Electricals
Ltd.
132,573
0.0
64,666  Bharat Petroleum Corp.
Ltd.
284,965
0.1
102,187
Bharti Airtel Ltd.
2,083,231
0.6
164
Bosch Ltd.
73,757
0.0
4,497
Britannia Industries Ltd.
340,290
0.1
46,488
Canara Bank
61,814
0.0
26,720  CG Power & Industrial
Solutions Ltd.
241,830
0.1
17,950  Cholamandalam
Investment and Finance
Co. Ltd.
344,547
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
22,243
Cipla Ltd./India
$ 439,469
0.1
67,346
Coal India Ltd.
409,253
0.1
5,869  Colgate-Palmolive India
Ltd.
266,341
0.1
10,418  Container Corp. Of India
Ltd.
114,022
0.0
5,927
Cummins India Ltd.
269,475
0.1
22,625
Dabur India Ltd.
168,633
0.1
5,049
Divi's Laboratories Ltd.
328,011
0.1
1,080  Dixon Technologies India
Ltd.
177,702
0.1
31,142
DLF Ltd.
332,293
0.1
4,932  Dr Reddy's Laboratories
Ltd.
397,016
0.1
5,789
Eicher Motors Ltd.
347,205
0.1
98,228
GAIL India Ltd.
281,593
0.1
74,564
(1)
GMR Airports
Infrastructure Ltd.
83,704
0.0
17,225  Godrej Consumer
Products Ltd.
285,930
0.1
5,464
(1)
Godrej Properties Ltd.
206,068
0.1
11,142
Grasim Industries Ltd.
371,405
0.1
10,785
Havells India Ltd.
258,982
0.1
39,520
HCL Technologies Ltd.
846,525
0.3
3,930
(2)
HDFC Asset Management
Co. Ltd.
201,519
0.1
172,158
HDFC Bank Ltd.
3,545,478
1.0
40,836
(2)
HDFC Life Insurance Co.
Ltd.
349,930
0.1
5,154
Hero MotoCorp Ltd.
351,444
0.1
55,898
Hindalco Industries Ltd.
505,255
0.2
8,628
Hindustan Aeronautics Ltd.
455,280
0.1
36,655  Hindustan Petroleum
Corp. Ltd.
192,330
0.1
33,536
Hindustan Unilever Ltd.
1,183,715
0.4
214,010
ICICI Bank Ltd.
3,247,721
1.0
10,274
(2)
ICICI Lombard General
Insurance Co. Ltd.
266,969
0.1
15,466
(2)
ICICI Prudential Life
Insurance Co. Ltd.
143,859
0.0
153,420
(1)
IDFC First Bank Ltd.
136,130
0.0
36,100
Indian Hotels Co. Ltd.
295,023
0.1
120,344
Indian Oil Corp. Ltd.
258,636
0.1
10,769  Indian Railway Catering &
Tourism Corp. Ltd.
119,289
0.0
50,634
(1)
Indus Towers Ltd.
237,227
0.1
12,361
IndusInd Bank Ltd.
213,387
0.1
3,042
Info Edge India Ltd.
293,921
0.1
136,459
Infosys Ltd.
3,048,050
0.9
7,321
(1)(2)
InterGlobe Aviation Ltd.
417,596
0.1
124,103
ITC Ltd.
767,007
0.2
11,677
Jindal Stainless Ltd.
110,156
0.0
15,445
Jindal Steel & Power Ltd.
191,273
0.1
12,574
JSW Energy Ltd.
109,894
0.0
25,979
JSW Steel Ltd.
318,963
0.1
15,330
Jubilant Foodworks Ltd.
124,698
0.0
45,260
Kotak Mahindra Bank Ltd.
1,000,455
0.3
27,745
Larsen & Toubro Ltd.
1,216,716
0.4
3,201
(2)
LTIMindtree Ltd.
238,471
0.1
9,664
Lupin Ltd.
252,685
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
11,439
(2)
Macrotech Developers Ltd.
$ 168,436
0.1
39,163
Mahindra & Mahindra Ltd.
1,445,447
0.4
3,058
(1)
Mankind Pharma Ltd.
92,046
0.0
21,465
Marico Ltd.
178,044
0.1
5,212
Maruti Suzuki India Ltd.
822,971
0.2
32,952  Max Healthcare Institute
Ltd.
387,053
0.1
4,341
Mphasis Ltd.
155,646
0.0
88
MRF Ltd.
145,399
0.0
5,080
Muthoot Finance Ltd.
123,175
0.0
13,963
Nestle India Ltd.
448,266
0.1
108,257
NHPC Ltd.
122,403
0.0
33,547
NMDC Ltd.
98,056
0.0
183,810
NTPC Ltd.
969,859
0.3
132,733  Oil & Natural Gas Corp.
Ltd.
472,271
0.1
17,677
Oil India Ltd.
122,446
0.0
518  Oracle Financial Services
Software Ltd.
70,740
0.0
259
Page Industries Ltd.
132,591
0.0
11,125
(1)
PB Fintech Ltd.
214,437
0.1
4,280
Persistent Systems Ltd.
278,263
0.1
32,941
Petronet LNG Ltd.
134,390
0.0
7,176
Phoenix Mills Ltd.
157,865
0.1
3,587
PI Industries Ltd.
199,308
0.1
6,533
Pidilite Industries Ltd.
262,152
0.1
2,003
Polycab India Ltd.
166,228
0.1
63,332
Power Finance Corp. Ltd.
369,207
0.1
195,517  Power Grid Corp. of India
Ltd.
824,609
0.2
7,077  Prestige Estates Projects
Ltd.
155,603
0.0
73,528
Punjab National Bank
93,953
0.0
19,546
Rail Vikas Nigam Ltd.
124,060
0.0
56,252
REC Ltd.
372,393
0.1
125,338
Reliance Industries Ltd.
4,409,763
1.3
120,444
(1)
Reliance Strategic
Investments Ltd.
502,986
0.2
101,284  Samvardhana Motherson
International Ltd.
255,173
0.1
12,349  SBI Cards & Payment
Services Ltd.
114,039
0.0
18,968
(2)
SBI Life Insurance Co. Ltd.
416,569
0.1
381
Shree Cement Ltd.
119,622
0.0
12,016
Shriram Finance Ltd.
513,769
0.2
3,770
Siemens Ltd.
325,874
0.1
1,003
Solar Industries India Ltd.
137,917
0.0
17,726
(2)
Sona Blw Precision
Forgings Ltd.
157,120
0.1
6,375
SRF Ltd.
190,087
0.1
74,688
State Bank of India
701,247
0.2
40,095  Sun Pharmaceutical
Industries Ltd.
921,802
0.3
2,089
Sundaram Finance Ltd.
131,174
0.0
2,752
Supreme Industries Ltd.
174,780
0.1
378,081
(1)
Suzlon Energy Ltd.
360,774
0.1
4,956
Tata Communications Ltd.
126,225
0.0
37,043  Tata Consultancy Services
Ltd.
1,886,174
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
25,006  Tata Consumer Products
Ltd.
$ 356,951
0.1
1,442
Tata Elxsi Ltd.
132,841
0.0
83,064
Tata Motors Ltd.
964,817
0.3
61,999
Tata Power Co. Ltd.
356,493
0.1
312,725
Tata Steel Ltd.
629,438
0.2
22,554
Tech Mahindra Ltd.
424,691
0.1
1,351
Thermax Ltd.
82,051
0.0
14,848
Titan Co. Ltd.
677,151
0.2
4,342  Torrent Pharmaceuticals
Ltd.
175,911
0.1
5,900
Torrent Power Ltd.
132,141
0.0
7,712
Trent Ltd.
697,717
0.2
4,502  Tube Investments of India
Ltd.
233,031
0.1
10,168
TVS Motor Co. Ltd.
344,531
0.1
4,869
UltraTech Cement Ltd.
685,574
0.2
52,923
Union Bank of India Ltd.
77,483
0.0
12,395
United Spirits Ltd.
235,075
0.1
19,889
UPL Ltd.
145,332
0.0
47,990
Varun Beverages Ltd.
347,206
0.1
57,153
Vedanta Ltd.
349,262
0.1
851,427
(1)
Vodafone Idea Ltd.
105,209
0.0
54,543
Wipro Ltd.
352,176
0.1
557,232
(1)
Yes Bank Ltd.
149,723
0.0
267,889
(1)
Zomato Ltd.
871,944
0.3
6,243
Zydus Lifesciences Ltd.
79,600
0.0
66,410,728
19.5
Indonesia : 1.7%
595,700  Adaro Energy Indonesia
Tbk PT
149,946
0.0
279,100
(1)
Amman Mineral
Internasional PT
171,202
0.1
815,200
Astra International Tbk PT
271,514
0.1
2,283,500
Bank Central Asia Tbk PT
1,557,275
0.5
1,538,600  Bank Mandiri Persero
Tbk PT
707,749
0.2
636,100  Bank Negara Indonesia
Persero Tbk PT
224,619
0.1
2,797,000  Bank Rakyat Indonesia
Persero Tbk PT
914,793
0.3
1,197,749
Barito Pacific Tbk PT
82,866
0.0
313,800  Chandra Asri Pacific Tbk
PT
175,658
0.1
310,200  Charoen Pokphand
Indonesia Tbk PT
96,297
0.0
35,557,900
(1)
GoTo Gojek Tokopedia
Tbk PT
154,927
0.1
114,200  Indah Kiat Pulp & Paper
Tbk PT
65,165
0.0
98,500  Indofood CBP Sukses
Makmur Tbk PT
80,186
0.0
169,900  Indofood Sukses Makmur
Tbk PT
79,115
0.0
862,900
Kalbe Farma Tbk PT
98,316
0.0
387,600
(1)
Merdeka Copper Gold
Tbk PT
69,087
0.0
777,700  Sumber Alfaria Trijaya
Tbk PT
162,320
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
2,048,900  Telkom Indonesia Persero
Tbk PT
$ 405,711
0.1
293,800
Unilever Indonesia Tbk PT
42,769
0.0
62,000
United Tractors Tbk PT
111,355
0.0
5,620,870
1.7
Ireland : 1.1%
28,293
(1)
PDD Holdings, Inc., ADR
3,814,179
1.1
Kuwait : 0.7%
62,883
Boubyan Bank KSCP
117,518
0.0
89,936
Gulf Bank KSCP
89,379
0.0
405,984  Kuwait Finance House
KSCP
953,099
0.3
29,797
Mabanee Co. KPSC
81,677
0.0
84,697  Mobile
Telecommunications Co.
KSCP
131,839
0.1
329,518  National Bank of Kuwait
SAKP
953,617
0.3
2,327,129
0.7
Luxembourg : 0.0%
5,680
Reinet Investments SCA
157,419
0.0
Malaysia : 1.5%
97,400
AMMB Holdings Bhd
118,165
0.1
127,400
Axiata Group Bhd
77,656
0.0
152,000
CelcomDIGI Bhd
137,262
0.1
271,600
CIMB Group Holdings Bhd
531,477
0.2
84,800
Gamuda Bhd
165,889
0.1
87,400
Genting Bhd
89,520
0.0
126,100
Genting Malaysia Bhd
74,034
0.0
27,700
Hong Leong Bank Bhd
145,029
0.1
87,600
IHH Healthcare Bhd
152,108
0.1
120,000
Inari Amertron Bhd
84,487
0.0
112,600
IOI Corp. Bhd
102,580
0.0
20,700  Kuala Lumpur Kepong
Bhd
102,908
0.0
222,000
Malayan Banking Bhd
564,304
0.2
38,700  Malaysia Airports Holdings
Bhd
98,170
0.0
103,000
Maxis Bhd
98,688
0.0
53,100
MISC Bhd
100,513
0.0
122,200
(2)
MR DIY Group M Bhd
62,666
0.0
2,800
Nestle Malaysia Bhd
70,799
0.0
121,700  Petronas Chemicals
Group Bhd
166,447
0.1
13,400
Petronas Dagangan Bhd
58,043
0.0
31,600
Petronas Gas Bhd
137,941
0.1
28,700
PPB Group Bhd
100,470
0.0
162,500  Press Metal Aluminium
Holdings Bhd
199,781
0.1
611,800
Public Bank Bhd
676,271
0.2
81,900
QL Resources Bhd
92,912
0.0
71,000
RHB Bank Bhd
106,407
0.0
119,700
Sime Darby Bhd
71,372
0.0
88,700
Sime Darby Plantation Bhd
102,888
0.0
35,700
Sunway Bhd
36,337
0.0
47,700
Telekom Malaysia Bhd
77,492
0.0
109,400
Tenaga Nasional Bhd
383,564
0.1
117,600
YTL Corp. Bhd
71,950
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia (continued)
86,500  YTL Power International
Bhd
$ 77,162
0.0
5,135,292
1.5
Mexico : 1.9%
134,008
Alfa SAB de CV - Class A
109,847
0.0
776,307
America Movil SAB de CV
637,526
0.2
20,826  Arca Continental SAB de
CV
194,584
0.1
33,178
(2)
Banco del Bajio SA
77,679
0.0
621,294
Cemex SAB de CV
380,223
0.1
21,808  Coca-Cola Femsa SAB
de CV
192,695
0.1
122,940  Fibra Uno Administracion
SA de CV
143,170
0.0
72,765  Fomento Economico
Mexicano SAB de CV
717,413
0.2
7,778  Gruma SAB de CV - Class
B
144,128
0.1
12,100  Grupo Aeroportuario del
Centro Norte SAB de CV
102,060
0.0
16,199  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
280,755
0.1
7,634  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
215,726
0.1
54,771
Grupo Bimbo SAB de CV
188,347
0.1
23,941
Grupo Carso SAB de CV
147,780
0.1
4,500  Grupo Comercial Chedraui
SA de CV
33,705
0.0
108,969  Grupo Financiero Banorte
SAB de CV - Class O
775,567
0.2
77,212
(1)
Grupo Financiero Inbursa
SAB de CV - Class O
175,952
0.1
130,798
Grupo Mexico SAB de CV
730,715
0.2
8,567
(1)
Industrias Penoles SAB
de CV
113,560
0.0
61,949  Kimberly-Clark de Mexico
SAB de CV - Class A
100,364
0.0
54,762  Operadora De Sites
Mexicanos SAB de CV -
Class 1
43,137
0.0
43,268  Orbia Advance Corp. SAB
de CV
43,905
0.0
41,608  Prologis Property Mexico
SA de CV
136,045
0.0
8,155  Promotora y Operadora de
Infraestructura SAB de CV
77,309
0.0
214,279  Wal-Mart de Mexico SAB
de CV
646,537
0.2
6,408,729
1.9
Netherlands : 0.1%
22,183
NEPI Rockcastle NV
187,312
0.1
Peru : 0.2%
7,387  Cia de Minas
Buenaventura SAA, ADR
102,236
0.0
2,846
Credicorp Ltd.
515,041
0.2
617,277
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Philippines : 0.6%
10,800
Ayala Corp.
$ 129,702
0.0
284,900
Ayala Land, Inc.
185,553
0.1
78,145  Bank of the Philippine
Islands
189,285
0.1
100,010
BDO Unibank, Inc.
283,195
0.1
42,650  International Container
Terminal Services, Inc.
309,080
0.1
111,740
JG Summit Holdings, Inc.
55,434
0.0
19,060
Jollibee Foods Corp.
91,426
0.0
11,440
Manila Electric Co.
89,458
0.0
76,450  Metropolitan Bank & Trust
Co.
107,504
0.0
3,170
PLDT, Inc.
84,153
0.0
9,120
SM Investments Corp.
155,828
0.1
421,400
SM Prime Holdings, Inc.
242,652
0.1
36,500
Universal Robina Corp.
67,748
0.0
1,991,018
0.6
Poland : 0.8%
1,680
Alior Bank SA
40,398
0.0
24,399
(1)(2)
Allegro.eu SA
220,603
0.1
7,787  Bank Polska Kasa Opieki
SA
297,306
0.1
547
Budimex SA
84,879
0.0
2,667
(3)
CD Projekt SA
120,679
0.0
1,998
(1)(2)
Dino Polska SA
182,047
0.0
5,506
KGHM Polska Miedz SA
227,684
0.1
46
L.P. SA
188,550
0.0
639
(1)
mBank SA
102,536
0.0
35,548
(1)
PGE Polska Grupa
Energetyczna SA
66,441
0.0
23,288  Polski Koncern Naftowy
ORLEN SA
338,022
0.1
36,844  Powszechna Kasa
Oszczednosci Bank Polski
SA
536,898
0.2
22,795  Powszechny Zaklad
Ubezpieczen SA
249,195
0.1
1,679  Santander Bank Polska
SA
198,405
0.1
2,853,643
0.8
Qatar : 0.8%
87,918
Barwa Real Estate Co.
68,959
0.0
136,227
Commercial Bank PSQC
164,522
0.1
82,867
Dukhan Bank
87,851
0.0
62,767
Industries Qatar QSC
224,837
0.1
238,024
Masraf Al Rayan QSC
161,612
0.1
221,175  Mesaieed Petrochemical
Holding Co.
98,980
0.0
34,030
Ooredoo QPSC
109,539
0.0
20,110  Qatar Electricity & Water
Co. QSC
87,231
0.0
25,443
Qatar Fuel QSC
106,566
0.0
106,388  Qatar Gas Transport Co.
Ltd.
127,089
0.1
41,768  Qatar International Islamic
Bank QSC
126,073
0.0
74,826
Qatar Islamic Bank SAQ
439,286
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Qatar (continued)
191,972  Qatar National Bank
QPSC
$ 894,843
0.3
2,697,388
0.8
Saudi Arabia : 3.8%
5,945
ACWA Power Co.
784,637
0.2
9,190
Ades Holding Co.
49,318
0.0
5,736
(1)
Advanced Petrochemical
Co.
59,331
0.0
81,223
Al Rajhi Bank
1,892,764
0.6
1,351
(1)
Al Rajhi Co for Co-
operative Insurance
69,197
0.0
52,188
Alinma Bank
397,141
0.1
10,383
Almarai Co. JSC
152,851
0.1
37,817
Arab National Bank
192,789
0.1
1,023  Arabian Internet &
Communications Services
Co.
76,982
0.0
26,243
Bank AlBilad
276,291
0.1
22,020
(1)
Bank Al-Jazira
100,926
0.0
25,079
Banque Saudi Fransi
215,803
0.1
3,498  Bupa Arabia for
Cooperative Insurance Co.
193,204
0.1
3,146  Co. for Cooperative
Insurance
124,137
0.0
1,564
Dallah Healthcare Co.
67,135
0.0
22,737
(1)
Dar Al Arkan Real Estate
Development Co.
94,615
0.0
3,672  Dr Sulaiman Al Habib
Medical Services Group
Co.
290,322
0.1
1,016
Elm Co.
315,417
0.1
16,207
Etihad Etisalat Co.
222,406
0.1
24,926
Jarir Marketing Co.
87,425
0.0
20,672  Mobile
Telecommunications Co.
Saudi Arabia
60,409
0.0
4,205  Mouwasat Medical
Services Co.
112,115
0.0
1,511
Nahdi Medical Co.
53,017
0.0
3,643  Power & Water Utility Co.
for Jubail & Yanbu
58,535
0.0
61,719
Riyad Bank
410,692
0.1
9,798
SABIC Agri-Nutrients Co.
310,474
0.1
15,611  Sahara International
Petrochemical Co.
122,191
0.0
679  SAL Saudi Logistics
Services
53,077
0.0
53,778
(1)
Saudi Arabian Mining Co.
700,547
0.2
171,549
(2)
Saudi Arabian Oil Co.
1,240,549
0.4
2,345  Saudi Aramco Base Oil
Co.
83,021
0.0
42,372
Saudi Awwal Bank
392,166
0.1
37,293  Saudi Basic Industries
Corp.
744,588
0.2
29,451
Saudi Electricity Co.
130,930
0.1
16,196  Saudi Industrial
Investment Group
84,637
0.0
26,483
Saudi Investment Bank
92,175
0.0
32,336
(1)
Saudi Kayan
Petrochemical Co.
72,464
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
121,243
Saudi National Bank
$ 1,112,701
0.3
1,543
(1)
Saudi Research & Media
Group
118,514
0.0
2,051  Saudi Tadawul Group
Holding Co.
124,218
0.1
83,391
Saudi Telecom Co.
971,783
0.3
27,708
(1)
Savola Group
199,582
0.1
12,143  Yanbu National
Petrochemical Co.
138,293
0.1
13,049,369
3.8
Singapore : 0.0%
8,600
(2)
BOC Aviation Ltd.
71,133
0.0
South Africa : 2.9%
34,633
Absa Group Ltd.
351,672
0.1
3,250  Anglo American Platinum
Ltd.
116,912
0.0
15,867  Aspen Pharmacare
Holdings Ltd.
179,081
0.1
13,843
Bid Corp. Ltd.
354,738
0.1
12,214
Bidvest Group Ltd.
207,075
0.1
3,669  Capitec Bank Holdings
Ltd.
646,523
0.2
10,034
Clicks Group Ltd.
230,543
0.1
22,147
Discovery Ltd.
220,537
0.1
10,357
Exxaro Resources Ltd.
102,819
0.0
204,252
FirstRand Ltd.
979,859
0.3
36,730
Gold Fields Ltd.
569,605
0.2
24,066  Harmony Gold Mining Co.
Ltd.
247,003
0.1
37,270
(1)
Impala Platinum Holdings
Ltd.
208,888
0.1
2,469
Kumba Iron Ore Ltd.
57,304
0.0
69,954
MTN Group Ltd.
371,806
0.1
7,314
Naspers Ltd. - Class N
1,773,738
0.5
18,397
Nedbank Group Ltd.
317,747
0.1
14,977  Northam Platinum
Holdings Ltd.
94,521
0.0
181,252
Old Mutual Ltd.
143,722
0.0
36,956
OUTsurance Group Ltd.
124,146
0.0
99,978
(2)
Pepkor Holdings Ltd.
139,282
0.0
21,387
Remgro Ltd.
194,751
0.1
73,473
Sanlam Ltd.
374,222
0.1
24,052
Sasol Ltd.
161,540
0.1
20,568
Shoprite Holdings Ltd.
351,288
0.1
118,124
(1)
Sibanye Stillwater Ltd.
122,056
0.0
54,846
Standard Bank Group Ltd.
768,059
0.2
25,416
Vodacom Group Ltd.
161,035
0.1
39,473  Woolworths Holdings Ltd./
South Africa
155,607
0.0
9,726,079
2.9
South Korea : 9.9%
1,635
(1)
Alteogen, Inc.
407,154
0.1
1,244
Amorepacific Corp.
139,276
0.1
838
(1)
Celltrion Pharm, Inc.
43,987
0.0
6,263
Celltrion, Inc.
932,516
0.3
335
CJ CheilJedang Corp.
77,692
0.0
1,022
(1)
CosmoAM&T Co. Ltd.
97,885
0.0
2,410
Coway Co. Ltd.
121,629
0.0
1,954
DB Insurance Co. Ltd.
167,915
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
2,337
Doosan Bobcat, Inc.
$ 72,264
0.0
19,097
(1)
Doosan Enerbility Co. Ltd.
261,347
0.1
2,031
(1)
Ecopro BM Co. Ltd.
284,789
0.1
4,146
(1)
Ecopro Co. Ltd.
279,423
0.1
521
(1)
Ecopro Materials Co. Ltd.
53,801
0.0
457
(1)
Enchem Co. Ltd.
63,465
0.0
1,814
GS Holdings Corp.
58,765
0.0
11,958
Hana Financial Group, Inc.
536,579
0.2
787
Hanjin Kal Corp.
49,223
0.0
3,175  Hankook Tire &
Technology Co. Ltd.
100,069
0.0
288
Hanmi Pharm Co. Ltd.
70,801
0.0
1,842  Hanmi Semiconductor Co.
Ltd.
153,386
0.1
1,363  Hanwha Aerospace Co.
Ltd.
310,575
0.1
1,509
(1)
Hanwha Industrial
Solutions Co. Ltd./ New
38,426
0.0
3,160
(1)
Hanwha Ocean Co. Ltd.
73,486
0.0
4,727
Hanwha Solutions Corp.
93,654
0.0
1,894
HD Hyundai Co. Ltd.
110,533
0.0
865  HD Hyundai Electric Co.
Ltd.
217,634
0.1
956
(1)
HD Hyundai Heavy
Industries Co. Ltd.
134,422
0.1
1,788
(1)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
255,392
0.1
4,874
(1)
HLB, Inc.
316,927
0.1
10,095
HMM Co. Ltd.
142,948
0.1
880
HYBE Co. Ltd.
113,408
0.0
3,139  Hyundai Engineering &
Construction Co. Ltd.
73,063
0.0
1,558
Hyundai Glovis Co. Ltd.
145,151
0.1
2,461
Hyundai Mobis Co. Ltd.
407,581
0.1
5,478
Hyundai Motor Co.
1,020,237
0.3
2,821
Hyundai Steel Co.
60,023
0.0
10,863
Industrial Bank of Korea
115,856
0.0
12,602
Kakao Corp.
347,242
0.1
7,055
KakaoBank Corp.
113,776
0.0
15,721
KB Financial Group, Inc.
970,022
0.3
9,814
Kia Corp.
747,295
0.2
3,199  Korea Aerospace
Industries Ltd.
127,493
0.0
10,670
(1)
Korea Electric Power
Corp.
166,758
0.1
1,705  Korea Investment Holdings
Co. Ltd.
95,280
0.0
346
Korea Zinc Co. Ltd.
181,239
0.1
7,254
Korean Air Lines Co. Ltd.
124,427
0.0
1,223
(1)
Krafton, Inc.
318,154
0.1
4,213
KT&G Corp.
349,274
0.1
1,480
(1)
Kum Yang Co. Ltd.
59,273
0.0
726  Kumho Petrochemical Co.
Ltd.
87,221
0.0
1,076
(1)
L&F Co. Ltd.
93,174
0.0
2,061
LG Chem Ltd.
559,413
0.2
3,856
LG Corp.
231,737
0.1
13,484
(1)
LG Display Co. Ltd.
112,482
0.0
4,394
LG Electronics, Inc.
349,873
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
1,932
(1)
LG Energy Solution Ltd.
$ 609,512
0.2
387
LG H&H Co. Ltd.
111,539
0.0
607
LG Innotek Co. Ltd.
101,070
0.0
7,157
LG Uplus Corp.
53,557
0.0
761
Lotte Chemical Corp.
58,917
0.0
543
LS Electric Co. Ltd.
67,838
0.0
3,887  Meritz Financial Group,
Inc.
287,460
0.1
9,766  Mirae Asset Securities
Co. Ltd.
62,718
0.0
5,269
NAVER Corp.
678,674
0.2
594
NCSoft Corp.
86,410
0.0
1,020
(1)(2)
Netmarble Corp.
46,094
0.0
5,203  NH Investment &
Securities Co. Ltd.
53,260
0.0
964  Orion Corp./Republic of
Korea
71,544
0.0
2,281
Posco DX Co. Ltd.
53,219
0.0
1,293
POSCO Future M Co. Ltd.
246,414
0.1
2,925
POSCO Holdings, Inc.
858,694
0.3
2,210
Posco International Corp.
96,345
0.0
736
(1)(2)
Samsung Biologics Co.
Ltd.
547,441
0.2
3,507
Samsung C&T Corp.
367,325
0.1
2,363  Samsung Electro-
Mechanics Co. Ltd.
238,885
0.1
196,172  Samsung Electronics Co.
Ltd.
9,168,847
2.7
6,708
(1)
Samsung Engineering Co.
Ltd.
112,560
0.0
1,300  Samsung Fire & Marine
Insurance Co. Ltd.
343,588
0.1
28,192
(1)
Samsung Heavy Industries
Co. Ltd.
216,268
0.1
3,354  Samsung Life Insurance
Co. Ltd.
239,544
0.1
2,282
Samsung SDI Co. Ltd.
658,894
0.2
1,635
Samsung SDS Co. Ltd.
192,536
0.1
17,752  Shinhan Financial Group
Co. Ltd.
752,908
0.2
1,375
(1)
SK Biopharmaceuticals
Co. Ltd.
108,929
0.0
1,169
(1)
SK Bioscience Co. Ltd.
49,419
0.0
22,559
SK Hynix, Inc.
3,019,224
0.9
2,548
(1)
SK Innovation Co. Ltd.
228,238
0.1
3,975
(1)
SK Square Co. Ltd.
245,388
0.1
2,084
SK Telecom Co. Ltd.
88,748
0.0
1,524
SK, Inc.
178,210
0.1
828
(1)
SKC Co. Ltd.
91,026
0.0
1,926
S-Oil Corp.
90,369
0.0
24,411  Woori Financial Group,
Inc.
288,176
0.1
2,397
Yuhan Corp.
261,447
0.1
33,666,650
9.9
Taiwan : 17.5%
21,000
Accton Technology Corp.
351,365
0.1
125,000
Acer, Inc.
160,891
0.0
19,595
Advantech Co. Ltd.
198,543
0.1
6,000
Airtac International Group
171,846
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
3,000
Alchip Technologies Ltd.
$ 186,987
0.1
128,000  ASE Technology Holding
Co. Ltd.
607,041
0.2
95,000
Asia Cement Corp.
143,004
0.0
13,000  Asia Vital Components
Co. Ltd.
240,852
0.1
29,000
Asustek Computer, Inc.
503,799
0.1
282,000
AUO Corp.
151,238
0.0
24,000  Catcher Technology Co.
Ltd.
179,133
0.1
395,000  Cathay Financial Holding
Co. Ltd.
829,400
0.2
59,179
Chailease Holding Co. Ltd.
304,385
0.1
233,464  Chang Hwa Commercial
Bank Ltd.
131,964
0.0
77,000  Cheng Shin Rubber
Industry Co. Ltd.
125,700
0.0
125,000
China Airlines Ltd.
84,816
0.0
670,000  China Development
Financial Holding Corp.
348,902
0.1
465,000
China Steel Corp.
339,135
0.1
156,000  Chunghwa Telecom Co.
Ltd.
617,482
0.2
178,000
Compal Electronics, Inc.
186,784
0.1
645,000  CTBC Financial Holding
Co. Ltd.
702,129
0.2
81,000
Delta Electronics, Inc.
966,417
0.3
36,000
E Ink Holdings, Inc.
333,714
0.1
592,516  E.Sun Financial Holding
Co. Ltd.
524,091
0.2
7,000
Eclat Textile Co. Ltd.
120,122
0.0
3,000
eMemory Technology, Inc.
246,911
0.1
117,000
Eva Airways Corp.
138,504
0.0
43,000  Evergreen Marine Corp.
Taiwan Ltd.
273,279
0.1
117,000  Far Eastern New Century
Corp.
141,167
0.0
75,000  Far EasTone
Telecommunications Co.
Ltd.
214,648
0.1
20,720  Feng TAY Enterprise Co.
Ltd.
101,244
0.0
457,306  First Financial Holding
Co. Ltd.
395,732
0.1
147,000  Formosa Chemicals &
Fibre Corp.
201,369
0.1
158,000
Formosa Plastics Corp.
266,337
0.1
5,500
Fortune Electric Co. Ltd.
109,029
0.0
340,620  Fubon Financial Holding
Co. Ltd.
969,733
0.3
21,000  Gigabyte Technology Co.
Ltd.
171,262
0.1
4,000
Global Unichip Corp.
137,313
0.0
11,000
Globalwafers Co. Ltd.
157,684
0.0
513,000  Hon Hai Precision Industry
Co. Ltd.
3,020,473
0.9
12,420
Hotai Motor Co. Ltd.
276,294
0.1
374,710  Hua Nan Financial
Holdings Co. Ltd.
304,026
0.1
324,544
Innolux Corp.
165,160
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
114,000
Inventec Corp.
$ 154,905
0.0
4,000
Largan Precision Co. Ltd.
320,647
0.1
85,000
Lite-On Technology Corp.
266,755
0.1
63,000
MediaTek, Inc.
2,321,899
0.7
483,756  Mega Financial Holding
Co. Ltd.
600,528
0.2
31,000  Micro-Star International
Co. Ltd.
169,470
0.1
200,000
Nan Ya Plastics Corp.
289,924
0.1
53,000
(1)
Nanya Technology Corp.
79,209
0.0
7,000  Nien Made Enterprise Co.
Ltd.
112,080
0.0
24,000  Novatek Microelectronics
Corp.
390,752
0.1
84,000
Pegatron Corp.
272,548
0.1
10,000
(1)
PharmaEssentia Corp.
200,248
0.1
93,000
Pou Chen Corp.
105,798
0.0
23,000  President Chain Store
Corp.
213,922
0.1
111,000
Quanta Computer, Inc.
925,100
0.3
21,000  Realtek Semiconductor
Corp.
311,694
0.1
68,300  Ruentex Development
Co. Ltd.
105,343
0.0
161,000  Shanghai Commercial &
Savings Bank Ltd.
195,942
0.1
595,800
(1)
Shin Kong Financial
Holding Co. Ltd.
225,172
0.1
464,714  SinoPac Financial
Holdings Co. Ltd.
355,973
0.1
54,000  Synnex Technology
International Corp.
123,068
0.0
481,245  Taishin Financial Holding
Co. Ltd.
279,324
0.1
289,008
Taiwan Business Bank
145,401
0.0
280,000
Taiwan Cement Corp.
298,331
0.1
435,430  Taiwan Cooperative
Financial Holding Co. Ltd.
355,783
0.1
48,000  Taiwan High Speed Rail
Corp.
44,770
0.0
75,000
Taiwan Mobile Co. Ltd.
272,488
0.1
1,012,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
30,516,003
9.0
58,000  Unimicron Technology
Corp.
263,376
0.1
196,000  Uni-President Enterprises
Corp.
536,281
0.2
469,000  United Microelectronics
Corp.
790,483
0.2
38,000  Vanguard International
Semiconductor Corp.
124,184
0.0
3,000  Voltronic Power
Technology Corp.
191,757
0.1
121,000
Walsin Lihwa Corp.
133,571
0.0
29,000
Wan Hai Lines Ltd.
89,535
0.0
142,760
(1)
Winbond Electronics Corp.
96,074
0.0
111,000
Wistron Corp.
354,013
0.1
5,000
Wiwynn Corp.
271,002
0.1
69,000
WPG Holdings Ltd.
163,262
0.0
16,727
Yageo Corp.
329,271
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
73,000  Yang Ming Marine
Transport Corp.
$ 158,917
0.0
437,620  Yuanta Financial Holding
Co. Ltd.
437,488
0.1
29,000  Zhen Ding Technology
Holding Ltd.
103,456
0.0
59,495,652
17.5
Thailand : 1.5%
49,200  Advanced Info Service
PCL
397,009
0.1
167,800
Airports of Thailand PCL
332,662
0.1
459,600  Bangkok Dusit Medical
Services PCL - Class F
426,888
0.1
302,600  Bangkok Expressway &
Metro PCL
76,684
0.0
24,100
Bumrungrad Hospital PCL
200,340
0.1
74,900
Central Pattana PCL
154,969
0.1
70,400
Central Retail Corp. PCL
67,379
0.0
158,000  Charoen Pokphand Foods
PCL
117,136
0.0
236,200
CP ALL PCL - Foreign
478,732
0.2
90,000
CP Axtra PCL
90,902
0.0
129,956  Delta Electronics Thailand
PCL
429,266
0.1
124,100  Gulf Energy Development
PCL
218,430
0.1
251,400
Home Product Center PCL
80,775
0.0
41,100  Intouch Holdings PCL -
Class F
117,782
0.1
23,200
Kasikornbank PCL
108,015
0.0
138,800
Krung Thai Bank PCL
88,511
0.0
41,400
Krungthai Card PCL
62,376
0.0
140,500
Minor International PCL
122,971
0.1
58,700  PTT Exploration &
Production PCL
239,426
0.1
95,100
PTT Global Chemical PCL
87,915
0.0
125,000  PTT Oil & Retail Business
PCL
68,012
0.0
406,100
PTT PCL - Foreign
428,049
0.1
31,400
SCB X PCL
106,092
0.0
59,400
SCG Packaging PCL
53,253
0.0
34,200  Siam Cement PCL
- Foreign
254,749
0.1
56,900
Thai Oil PCL - Foreign
90,794
0.0
1,068,200
TMBThanachart Bank PCL
65,128
0.0
429,600
(1)
True Corp. PCL
149,184
0.1
5,113,429
1.5
Turkey : 0.6%
132,957
Akbank TAS
239,496
0.1
3,624  Anadolu Efes Biracilik Ve
Malt Sanayii AS
20,802
0.0
59,578  Aselsan Elektronik Sanayi
Ve Ticaret AS
102,881
0.0
19,396
BIM Birlesik Magazalar AS
281,461
0.1
19,888
Coca-Cola Icecek AS
33,149
0.0
60,579  Eregli Demir ve Celik
Fabrikalari TAS
94,772
0.0
2,961
Ford Otomotiv Sanayi AS
79,485
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Turkey (continued)
43,233  Haci Omer Sabanci
Holding AS
$ 123,071
0.0
32,324
KOC Holding AS
177,890
0.1
8,915
(1)
Pegasus Hava Tasimaciligi
AS
62,151
0.0
439,672
(1)
Sasa Polyester Sanayi AS
55,285
0.0
4,954  Tofas Turk Otomobil
Fabrikasi AS
31,165
0.0
23,007
(1)
Turk Hava Yollari AO
191,377
0.1
53,494  Turkcell Iletisim Hizmetleri
AS
148,940
0.0
373,529  Turkiye Is Bankasi AS -
Class C
153,089
0.1
41,160  Turkiye Petrol Rafinerileri
AS
186,798
0.1
56,674  Turkiye Sise ve Cam
Fabrikalari AS
71,324
0.0
143,371
Yapi ve Kredi Bankasi AS
129,355
0.0
2,182,491
0.6
United Arab Emirates : 1.2%
124,945  Abu Dhabi Commercial
Bank PJSC
286,416
0.1
62,651  Abu Dhabi Islamic Bank
PJSC
216,964
0.1
134,042  Abu Dhabi National Oil Co.
for Distribution PJSC
131,983
0.1
94,009
ADNOC Drilling Co. PJSC
121,061
0.0
164,814
Aldar Properties PJSC
337,187
0.1
107,258  Americana Restaurants
International PLC
77,411
0.0
124,573
Dubai Islamic Bank PJSC
213,717
0.1
276,842
Emaar Properties PJSC
656,833
0.2
80,280
Emirates NBD Bank PJSC
443,687
0.1
146,087  Emirates
Telecommunications
Group Co. PJSC
735,794
0.2
185,267  First Abu Dhabi Bank
PJSC
692,683
0.2
165,995
(1)
Multiply Group PJSC
106,670
0.0
4,020,406
1.2
United Kingdom : 0.1%
17,235
Anglogold Ashanti PLC
458,357
0.1
United States : 0.3%
28,900
(1)
BeiGene Ltd.
507,925
0.2
3,134
(1)
Legend Biotech Corp.,
ADR
152,720
0.0
3,585
Southern Copper Corp.
414,677
0.1
1,075,322
0.3
Total Common Stock
(Cost $276,106,237)
330,931,664
97.2
PREFERRED STOCK : 1.9%
Brazil : 1.2%
227,721  Banco Bradesco SA -
Preference Shares
616,987
0.2
9,849  Centrais Eletricas
Brasileiras SA
78,934
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Brazil (continued)
77,424  Cia Energetica de Minas
Gerais
$ 162,729
0.0
41,600  Cia Paranaense de
Energia
78,195
0.0
58,904
Gerdau SA
206,954
0.1
202,783
Itau Unibanco Holding SA
1,350,844
0.4
228,319
Itausa SA
465,632
0.1
183,999
Petroleo Brasileiro SA
1,218,622
0.4
4,178,897
1.2
Chile : 0.1%
6,034  Sociedad Quimica y
Minera de Chile SA
250,304
0.1
Colombia : 0.1%
19,102
Bancolombia SA
150,689
0.1
South Korea : 0.5%
918
Hyundai Motor Co.
119,412
0.0
1,598  Hyundai Motor Co. -
Second Preference Shares
214,825
0.1
287
LG Chem Ltd.
53,314
0.0
33,426  Samsung Electronics Co.
Ltd.
1,298,162
0.4
1,685,713
0.5
Total Preferred Stock
(Cost $5,902,942)
6,265,603
1.9
Total Long-Term
Investments
(Cost $282,009,179)
337,197,267
99.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.1%
Repurchase Agreements : 0.3%
1,000,000
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $1,000,137,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,020,000, due
07/15/28-09/01/54)
1,000,000
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
29,950
(5)
RBC Dominion Securities,
Inc., Repurchase
Agreement dated
09/30/2024, 4.860%, due
10/01/2024 (Repurchase
Amount $29,954,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value plus
accrued interest $30,549,
due 10/31/24-09/20/54)
$ 29,950
0.0
Total Repurchase
Agreements
(Cost $1,029,950)
1,029,950
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.8%
2,779,000
(6)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.830%
(Cost $2,779,000) $ 2,779,000 0.8
Total Short-Term
Investments
(Cost $3,808,950)
3,808,950
1.1
Total Investments in
Securities
(Cost $285,818,129) $ 341,006,217 100.2
Liabilities in Excess of
Other Assets (671,184) (0.2)
Net Assets $ 340,335,033 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 22.8%
Information Technology 22.1
Consumer Discretionary 13.6
Communication Services 9.2
Materials 6.6
Industrials 6.6
Consumer Staples 5.2
Energy 4.8
Health Care 3.6
Utilities 3.0
Real Estate 1.6
Foreign Stock 0.0
Short-Term Investments 1.1
Liabilities in Excess of Other Assets (0.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Brazil $ 12,281,732 $ — $ — $ 12,281,732
Chile 1,149,887 — — 1,149,887
China 4,174,281 78,952,449 149,435 83,276,165
Colombia 169,411 — — 169,411
Czechia 334,512 110,414 — 444,926
Egypt 234,270 — — 234,270
Greece 120,009 1,449,560 — 1,569,569
Hong Kong 200,060 3,740,237 — 3,940,297
Hungary 178,622 606,913 — 785,535
India 347,206 66,063,522 — 66,410,728
Indonesia 2,249,167 3,371,703 — 5,620,870
Ireland 3,814,179 — — 3,814,179
Kuwait 81,677 2,245,452 — 2,327,129
Luxembourg 157,419 — — 157,419
Malaysia 388,219 4,747,073 — 5,135,292
Mexico 6,408,729 — — 6,408,729
Netherlands 187,312 — — 187,312
Peru 617,277 — — 617,277
Philippines 144,892 1,846,126 — 1,991,018
Poland 182,047 2,671,596 — 2,853,643
Qatar 430,029 2,267,359 — 2,697,388
Saudi Arabia 1,228,114 11,821,255 — 13,049,369
Singapore 71,133 — — 71,133
South Africa 3,439,671 6,286,408 — 9,726,079
South Korea 38,426 33,628,224 — 33,666,650
Taiwan — 59,495,652 — 59,495,652
Thailand 90,902 5,022,527 — 5,113,429
Turkey 1,271,407 911,084 — 2,182,491
United Arab Emirates 1,517,506 2,502,900 — 4,020,406
United Kingdom — 458,357 — 458,357
United States 567,397 507,925 — 1,075,322
Total Common Stock 42,075,493 288,706,736 149,435 330,931,664
Preferred Stock 4,579,890 1,685,713 — 6,265,603
Short-Term Investments 2,779,000 1,029,950 — 3,808,950
Total Investments, at fair value $ 49,434,383 $ 291,422,399 $ 149,435 $ 341,006,217
Other Financial Instruments+
Futures 226,549 — — 226,549
Total Assets $ 49,660,932 $ 291,422,399 $ 149,435 $ 341,232,766
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
At September 30, 2024, the following forward foreign currency contracts were outstanding for Voya VACS Index Series EM Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 122 CNY 852 The Bank of New York Mellon 10/09/24 $ —
$ —
At September 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI Emerging Markets Index 69 12/20/24 $ 4,045,815 $ 226,549
$ 4,045,815 $ 226,549
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 72,242,831
Gross Unrealized Depreciation (17,054,743)
Net Unrealized Appreciation $ 55,188,088